Consolidated Balance Sheets - USD ($) $ in Millions		Sep. 30, 2022	Sep. 30, 2021
ASSETS
Utility Plant		$ 7,664.9	$ 7,225.0
Less: Accumulated depreciation and amortization		2,294.5	2,169.3
Net Utility Plant		5,370.4	5,055.7
Non-utility Property (net of accumulated depreciation and amortization of $50.7 and $32.1 at September 30, 2022 and 2021, respectively)		491.4	471.1
Other Investments		87.8	83.1
Total Other Property and Investments		579.2	554.2
Other Property and Investments		579.2	554.2
Current Assets:
Cash and cash equivalents		6.5	4.3
Utility		210.8	338.4
Other		443.8	288.2
Allowance for credit losses		(31.9)	(30.3)
Delayed customer billings		21.3	9.2
Accounts receivable:
Utility		210.8	338.4
Other		443.8	288.2
Allowance for credit losses		(31.9)	(30.3)
Delayed customer billings		21.3	9.2
Inventories:
Natural gas		371.8	267.7
Propane gas		8.6	8.7
Materials and supplies		41.9	28.6
Regulatory assets		355.4	306.5
Prepayments		41.1	29.0
Other current assets		122.7	66.2
Total Current Assets		1,592.0	1,316.5
Deferred Charges and Other Assets:
Goodwill		1,171.6	1,171.6
Regulatory assets		1,112.4	993.5
Other		258.1	264.9
Total Deferred Charges and Other Assets		2,542.1	2,430.0
Total Assets		10,083.7	9,356.4
Capitalization:
Common stock (par value $1.00 per share; 70.0 million shares authorized; 52.5 million issued and outstanding at September 30, 2022, and 51.7 million shares issued and outstanding at September 30, 2021)		52.5	51.7
Paid-in capital		1,571.3	1,517.9
Retained earnings		905.5	843.0
Accumulated other comprehensive income (loss)		47.2	3.6
Total Shareholders' Equity		2,818.5	2,658.2
Temporary equity		13.1	9.8
Long-term debt (less current portion)		2,958.5	2,939.1
Total Capitalization		5,790.1	5,607.1
Current Liabilities:
Current portion of long-term debt		281.2	55.8
Notes payable		1,037.5	672.0
Accounts payable		617.4	409.9
Advance customer billings		18.7	32.1
Wages and compensation accrued		50.2	59.5
Customer deposits		28.2	28.9
Taxes accrued		90.1	78.8
Regulatory liabilities		3.7	34.6
Other current liabilities		226.6	236.7
Total Current Liabilities		2,353.6	1,608.3
Deferred Credits and Other Liabilities:
Deferred income taxes		675.1	612.3
Pension and postretirement benefit costs		163.0	235.9
Asset retirement obligations		520.9	519.6
Regulatory liabilities		418.2	620.9
Other noncurrent liabilities		162.8	152.3
Total Deferred Credits and Other Liabilities		1,940.0	2,141.0
Commitments and Contingencies (Note 16)
Total Capitalization and Liabilities		10,083.7	9,356.4
Depositary Shares [Member]
Capitalization:
Preferred stock ($25.00 par value per share; 10.0 million depositary shares authorized, issued and outstanding at September 30, 2022 and 2021)		242.0	242.0
Spire Missouri [Member]
ASSETS
Utility Plant		4,550.4	4,266.6
Less: Accumulated depreciation and amortization		982.1	905.1
Net Utility Plant		3,568.3	3,361.5
Total Other Property and Investments		58.9	60.2
Other Property and Investments		58.9	60.2
Current Assets:
Utility		131.5	279.0
Associated companies		3.7	4.7
Other		44.5	57.5
Allowance for credit losses		(24.9)	(22.6)
Delayed customer billings		16.1	2.4
Accounts receivable:
Utility		131.5	279.0
Other		44.5	57.5
Allowance for credit losses		(24.9)	(22.6)
Delayed customer billings		16.1	2.4
Associated companies		3.7	4.7
Inventories:
Natural gas		215.3	176.7
Propane gas		8.6	8.7
Materials and supplies		22.0	15.0
Regulatory assets		288.1	276.3
Prepayments		23.3	19.7
Other current assets		0.0	0.1
Total Current Assets		728.2	817.5
Deferred Charges and Other Assets:
Goodwill		210.2	210.2
Regulatory assets		547.6	483.1
Other		105.0	125.6
Total Deferred Charges and Other Assets		862.8	818.9
Total Assets		5,218.2	5,058.1
Capitalization:
Common stock (par value $1.00 per share; 70.0 million shares authorized; 52.5 million issued and outstanding at September 30, 2022, and 51.7 million shares issued and outstanding at September 30, 2021)		0.1	0.1
Paid-in capital		816.1	765.0
Retained earnings		931.9	817.0
Accumulated other comprehensive income (loss)		(2.7)	(4.2)
Total Shareholders' Equity	[1]	1,745.4	1,577.9
Long-term debt (less current portion)		1,387.7	1,338.4
Total Capitalization		3,133.1	2,916.3
Current Liabilities:
Current portion of long-term debt		250.0	0.0
Notes payable		0.0	250.0
Accounts payable		119.0	89.7
Advance customer billings		7.0	19.7
Wages and compensation accrued		33.8	40.3
Customer deposits		6.5	8.0
Taxes accrued		50.4	41.2
Regulatory liabilities		0.0	17.1
Other current liabilities		45.6	47.4
Total Current Liabilities		970.9	764.5
Notes payable – associated companies		445.3	240.9
Accounts payable – associated companies		13.3	10.2
Deferred Credits and Other Liabilities:
Deferred income taxes		500.1	480.0
Pension and postretirement benefit costs		115.5	159.5
Asset retirement obligations		110.6	143.4
Regulatory liabilities		331.8	538.8
Other noncurrent liabilities		56.2	55.6
Total Deferred Credits and Other Liabilities		1,114.2	1,377.3
Total Capitalization and Liabilities		5,218.2	5,058.1
Spire Alabama Inc [Member]
ASSETS
Utility Plant		2,732.6	2,586.5
Less: Accumulated depreciation and amortization		1,184.1	1,124.8
Net Utility Plant		1,548.5	1,461.7
Current Assets:
Cash and cash equivalents		2.4	0.0
Utility		69.9	49.8
Associated companies		1.3	0.6
Other		6.5	6.4
Allowance for credit losses		(6.3)	(6.6)
Delayed customer billings		4.8	6.7
Accounts receivable:
Utility		69.9	49.8
Other		6.5	6.4
Allowance for credit losses		(6.3)	(6.6)
Delayed customer billings		4.8	6.7
Associated companies		1.3	0.6
Inventories:
Natural gas		72.5	35.5
Materials and supplies		16.3	10.8
Regulatory assets		56.9	18.8
Prepayments		5.8	5.4
Total Current Assets		230.1	127.4
Deferred Charges and Other Assets:
Regulatory assets		538.2	483.3
Other		81.3	63.9
Total Deferred Charges and Other Assets		630.5	581.4
Total Assets		2,409.1	2,170.5
Deferred income tax		11.0	34.2
Capitalization:
Retained earnings		589.1	552.6
Total Shareholders' Equity		906.0	881.5
Long-term debt (less current portion)		571.5	571.2
Total Capitalization		1,477.5	1,452.7
Common stock and paid-in capital (par value $0.01 per share; 3,000,000 shares authorized; 1,972,052 issued and outstanding at September 30, 2022 and 2021)		316.9	328.9
Current Liabilities:
Current portion of long-term debt		0.0	50.0
Accounts payable		85.6	52.3
Advance customer billings		9.9	11.2
Wages and compensation accrued		7.6	9.3
Customer deposits		19.0	18.4
Taxes accrued		31.3	30.4
Regulatory liabilities		0.0	13.4
Other current liabilities		22.4	17.3
Total Current Liabilities		441.1	257.3
Notes payable – associated companies		260.9	49.0
Accounts payable – associated companies		4.4	6.0
Deferred Credits and Other Liabilities:
Pension and postretirement benefit costs		40.5	66.7
Asset retirement obligations		398.7	362.8
Regulatory liabilities		23.0	23.4
Other noncurrent liabilities		28.3	7.6
Total Deferred Credits and Other Liabilities		490.5	460.5
Total Capitalization and Liabilities		$ 2,409.1	$ 2,170.5

[1]	Accumulated other comprehensive income (loss)